FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999

          Check here if Amendment [ ]: Amendment Number: ______________

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Hambrecht & Quist Capital Management
Address: 50 Rowes Wharf, Boston, MA 02110
Form 13F File Number:

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Carroll
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Title: Vice President

Phone: (617) 310-0537
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Signature, Place and Date of Signing:
/s/ Kim Carroll
--------------------------------------------------------------------------------
(Signature)
Boston, MA
--------------------------------------------------------------------------------
(City, State)
May 13, 1999
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(Date)

     All securities with respect to which Hambrecht & Quist Capital Management exercises investment discretion are being reported by Hambrecht & Quist Cap Management, 50 Rowes Wharf, Boston, MA 02110.

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: $200,761,997 (million)
List of Other Included Managers:

             Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.
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Form 13F File Number
                     -----------------------------------------------------------
Name
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

                                    FORM 13F

                                                                                                                      (SEC USE ONLY)
Page     of                             Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Item 5:                     Item 6:
          Item 1:                 Item 2:       Item 3:         Item 4:      Shares of              Investment Discretion
      Name of Issuer          Title of Class    CUSIP        Fair Market     Principal                   (b) Shared-
                                                Number          Value          Amount     (a) Sole        As Defined     (c) Shared
                                                                                                         in Instr. V        Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aradigm                          Common             O3850510    3,193,750     350,000        X
------------------------------------------------------------------------------------------------------------------------------------
Biofield                         Common            O90591207      109,846     878,774        X
------------------------------------------------------------------------------------------------------------------------------------
Biogen                           Common             O9059710    4,000,938      35,000        X
------------------------------------------------------------------------------------------------------------------------------------
Bioject Medical Technologies     Common            09059T107      933,375   1,468,400        X
------------------------------------------------------------------------------------------------------------------------------------
Biomatrix                        Common            09060P102   10,874,760     139,420        X
------------------------------------------------------------------------------------------------------------------------------------
BioTransplant                    Common            09066Y107    1,558,633     712,519        X
------------------------------------------------------------------------------------------------------------------------------------
Biovail                          Common            09067K106    4,196,500     109,000        X
------------------------------------------------------------------------------------------------------------------------------------
Calypte Biomedical               Common            131722100    3,988,293   1,433,993        X
------------------------------------------------------------------------------------------------------------------------------------
Catalytica                       Common            148885106   13,273,326   1,206,666        X
------------------------------------------------------------------------------------------------------------------------------------
Centocor                         Common            152342101    4,070,000     110,000        X
------------------------------------------------------------------------------------------------------------------------------------
Cor Therapeutics                 Common            217753102    2,850,000     285,000        X
------------------------------------------------------------------------------------------------------------------------------------
Coulter Pharmaceutical           Common            222116105    5,577,500     257,500        X
------------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals           Common            229990981    5,064,078   1,620,505        X
------------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics                  Common            126667104    2,577,032     533,750        X
------------------------------------------------------------------------------------------------------------------------------------
Cytyc                            Common            232946103    4,667,404     334,880        X
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies           Common            291345106    1,359,000     151,000        X
------------------------------------------------------------------------------------------------------------------------------------
Envirogen                        Common            294040100       34,505      20,833        X
------------------------------------------------------------------------------------------------------------------------------------
EP Med Systems                   Common            26899B914    2,956,250   1,075,000        X
------------------------------------------------------------------------------------------------------------------------------------
Exogen                           Common            302092101      734,156     286,500        X
------------------------------------------------------------------------------------------------------------------------------------
Focal                            Common            343909107    1,903,839     271,977        X
------------------------------------------------------------------------------------------------------------------------------------
Fuisz Technologies               Common            359536109    4,331,251     660,000        X
------------------------------------------------------------------------------------------------------------------------------------
Gene Logic                       Common            368689105    1,706,250     350,000        X
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences                  Common            37555B103   16,227,985     356,659        X
------------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories               Common            45168D104    6,031,250     250,000        X
------------------------------------------------------------------------------------------------------------------------------------
INCYTE Pharmaceuticals           Common            45337C102    2,487,751     124,000        X
------------------------------------------------------------------------------------------------------------------------------------
Interpore Cross                  Common            46062W107    1,710,000     380,000        X
------------------------------------------------------------------------------------------------------------------------------------
KeraVision                       Common            648990992    3,144,321     206,185        X
------------------------------------------------------------------------------------------------------------------------------------
Landec                           Common            514766104    2,124,345     566,492        X
------------------------------------------------------------------------------------------------------------------------------------
LJL BioSystems                   Common            501873103      850,000     200,000        X
------------------------------------------------------------------------------------------------------------------------------------
LJL BioSystems (Restricted)      Common            501873103    2,292,311     769,230        X
------------------------------------------------------------------------------------------------------------------------------------
Lynx Therapeutics                Common            551812308    3,492,188     375,000        X
------------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences               Common            572901106    4,388,760     780,224        X
------------------------------------------------------------------------------------------------------------------------------------
MedImmune                        Common            584699102    6,510,625     110,000        X
------------------------------------------------------------------------------------------------------------------------------------
NeoPath                          Common            640517108    1,142,308     276,923        X
------------------------------------------------------------------------------------------------------------------------------------
Neurogen                         Common            64124E1O6    1,710,000     160,000        X
------------------------------------------------------------------------------------------------------------------------------------
Novoste                          Common            67010C100      601,563      25,000        X
------------------------------------------------------------------------------------------------------------------------------------
Perclose                         Common            71361C107    8,277,000     267,000        X
------------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational          Common            748767100   11,434,475     302,900        X
------------------------------------------------------------------------------------------------------------------------------------
Ribi ImmunoChem Research         Common            762553105    1,258,592     745,832        X
------------------------------------------------------------------------------------------------------------------------------------
Sepracor                         Common            817315104   20,044,370     178,569        X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                      (SEC USE ONLY)
Page     of                             Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                         Item 8:
                                                  Voting Authority (Shares)
                                                -----------------------------
          Item 1:                   Item 7:
      Name of Issuer               Managers
                                  See Instr. V  (a) Sole  (b) Shared (c) None
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Aradigm                               NA          X
-----------------------------------------------------------------------------------
Biofield                              NA          X
-----------------------------------------------------------------------------------
Biogen                                NA          X
-----------------------------------------------------------------------------------
Bioject Medical Technologies          NA          X
-----------------------------------------------------------------------------------
Biomatrix                             NA          X
-----------------------------------------------------------------------------------
BioTransplant                         NA          X
-----------------------------------------------------------------------------------
Biovail                               NA          X
-----------------------------------------------------------------------------------
Calypte Biomedical                    NA          X
-----------------------------------------------------------------------------------
Catalytica                            NA          X
-----------------------------------------------------------------------------------
Centocor                              NA          X
-----------------------------------------------------------------------------------
Cor Therapeutics                      NA          X
-----------------------------------------------------------------------------------
Coulter Pharmaceutical                NA          X
-----------------------------------------------------------------------------------
Cubist Pharmaceuticals                NA          X
-----------------------------------------------------------------------------------
CV Therapeutics                       NA          X
-----------------------------------------------------------------------------------
Cytyc                                 NA          X
-----------------------------------------------------------------------------------
Emisphere Technologies                NA          X
-----------------------------------------------------------------------------------
Envirogen                             NA          X
-----------------------------------------------------------------------------------
EP Med Systems                        NA          X
-----------------------------------------------------------------------------------
Exogen                                NA          X
-----------------------------------------------------------------------------------
Focal                                 NA          X
-----------------------------------------------------------------------------------
Fuisz Technologies                    NA          X
-----------------------------------------------------------------------------------
Gene Logic                            NA          X
-----------------------------------------------------------------------------------
Gilead Sciences                       NA          X
-----------------------------------------------------------------------------------
IDEXX Laboratories                    NA          X
-----------------------------------------------------------------------------------
INCYTE Pharmaceuticals                NA          X
-----------------------------------------------------------------------------------
Interpore Cross                       NA          X
-----------------------------------------------------------------------------------
KeraVision                            NA          X
-----------------------------------------------------------------------------------
Landec                                NA          X
-----------------------------------------------------------------------------------
LJL BioSystems                        NA          X
-----------------------------------------------------------------------------------
LJL BioSystems (Restricted)           NA          X
-----------------------------------------------------------------------------------
Lynx Therapeutics                     NA          X
-----------------------------------------------------------------------------------
Martek Biosciences                    NA          X
-----------------------------------------------------------------------------------
MedImmune                             NA          X
-----------------------------------------------------------------------------------
NeoPath                               NA          X
-----------------------------------------------------------------------------------
Neurogen                              NA          X
-----------------------------------------------------------------------------------
Novoste                               NA          X
-----------------------------------------------------------------------------------
Perclose                              NA          X
-----------------------------------------------------------------------------------
Quintiles Transnational               NA          X
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Ribi ImmunoChem Research              NA          X
-----------------------------------------------------------------------------------
Sepracor                              NA          X
-----------------------------------------------------------------------------------

                                                          FORM 13F

                                                                                                                     (SEC USE ONLY)
Page     of                             Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Item 5:                     Item 6:
          Item 1:                 Item 2:       Item 3:         Item 4:      Shares of              Investment Discretion
      Name of Issuer          Title of Class    CUSIP        Fair Market     Principal                   (b) Shared-
                                                Number          Value          Amount     (a) Sole        As Defined     (c) Shared
                                                                                                         in Instr. V        Other
------------------------------------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical          Common            871990982    1,300,782     187,500        X
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries   Common            88162420     2,376,546      50,000        X
------------------------------------------------------------------------------------------------------------------------------------
Transkaryotic Therapies          Common            893735100   15,317,597     482,444        X
------------------------------------------------------------------------------------------------------------------------------------
Transkaryotic Therapies
  (Restricted)                   Common            893735100      612,292      24,106        X
------------------------------------------------------------------------------------------------------------------------------------
Triangle Pharmaceuticals         Common            89589H104    3,206,250     300,000        X
------------------------------------------------------------------------------------------------------------------------------------
Trimeris                         Common            89626310     1,466,250     115,000        X
------------------------------------------------------------------------------------------------------------------------------------
Verdant Brands                   Common            923366108      213,750     190,000        X
------------------------------------------------------------------------------------------------------------------------------------
Vivus                            Common            928551100    2,580,000     645,000        X
------------------------------------------------------------------------------------------------------------------------------------

         COLUMN TOTALS                                        200,761,997
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                     (SEC USE ONLY)
Page     of                             Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                          Item 8:
                                                    Voting Authority (Shares)
                                                  -----------------------------
          Item 1:                     Item 7:
      Name of Issuer                 Managers
                                    See Instr. V  (a) Sole  (b) Shared (c) None
---------------------------------------------------------------------------------------
Synaptic Pharmaceutical               NA            X
---------------------------------------------------------------------------------------
Teva Pharmaceutical Industries        NA            X
---------------------------------------------------------------------------------------
Transkaryotic Therapies               NA            X
---------------------------------------------------------------------------------------
Transkaryotic Therapies
  (Restricted)                        NA            X
---------------------------------------------------------------------------------------
Triangle Pharmaceuticals              NA            X
---------------------------------------------------------------------------------------
Trimeris                              NA            X
---------------------------------------------------------------------------------------
Verdant Brands                        NA            X
---------------------------------------------------------------------------------------
Vivus                                 NA            X
---------------------------------------------------------------------------------------

         COLUMN TOTALS
---------------------------------------------------------------------------------------